Financial Risk Management - Summary of Financial Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term Loans	$ 3,454,355	$ 2,761,041
Accounts Payable	7,456,974	8,194,647
Other Payables	10,082,704	11,896,517
Other Current Liabilities - Others	133,212	106,859
Convertible Bonds (include the current portion)	12,533,316	13,312,768
Long-term Loans (include the current portion)	16,228,726	18,928,239
Other Non-Current Liabilities	6,488	71,494
Financial liabilities	49,895,775	55,271,565
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term Loans	3,454,355	2,761,041
Accounts Payable	7,456,974	8,194,647
Other Payables	10,082,704	11,896,517
Other Current Liabilities - Others	133,212	106,859
Convertible Bonds (include the current portion)	0	13,312,768
Long-term Loans (include the current portion)	3,363,170	3,714,850
Other Non-Current Liabilities	0	0
Financial liabilities	24,490,415	39,986,682
1- 2 year(s) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term Loans	0	0
Accounts Payable	0	0
Other Payables	0	0
Other Current Liabilities - Others	0	0
Convertible Bonds (include the current portion)	12,533,316	0
Long-term Loans (include the current portion)	6,462,779	2,851,419
Other Non-Current Liabilities	5,052	63,215
Financial liabilities	19,001,147	2,914,634
2-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term Loans	0	0
Accounts Payable	0	0
Other Payables	0	0
Other Current Liabilities - Others	0	0
Convertible Bonds (include the current portion)	0	0
Long-term Loans (include the current portion)	3,889,463	5,959,549
Other Non-Current Liabilities	208	0
Financial liabilities	3,889,671	5,959,549
Over 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term Loans	0	0
Accounts Payable	0	0
Other Payables	0	0
Other Current Liabilities - Others	0	0
Convertible Bonds (include the current portion)	0	0
Long-term Loans (include the current portion)	2,513,314	6,402,421
Other Non-Current Liabilities	1,228	8,279
Financial liabilities	$ 2,514,542	$ 6,410,700